LEASES - Components of Operating Lease Expense (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
LEASES
Operating lease expense	$ 737	$ 687
Expense for short-term leases within 12 months	$ 22	$ 4